Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 08, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

PAY VERSUS PERFORMANCE - PEO
							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (SHUMAN)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (STAMATAKIS)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (BERTOLOTTI)	COMPENSATION ACTUALLY PAID TO PEO (SHUMAN)	COMPENSATION ACTUALLY PAID TO PEO (STAMATAKIS)	COMPENSATION ACTUALLY PAID TO PEO (BERTOLOTTI)	TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN	NET INCOME (THOUSANDS)	ADJUSTED EBITDA (THOUSANDS)
2025	$3,581,697			$3,044,777			$162.93	$232.80	$16,837	$91,109
2024		$1,870,372			$1,962,872		$116.71	$213.98	$18,958	$82,459
2023		$1,362,912	$3,849,121		$1,362,912	$3,132,350	$94.31	$171.91	($17,453)	$65,800
2022			$2,062,234			$532,393	$63.52	$126.97	$6,499	$58,150
2021			$2,527,461			$2,347,163	$95.75	$112.70	$3,860	$62,976

PAY VERSUS PERFORMANCE – NON-PEO NAMED EXECUTIVE OFFICERS
			VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS*	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS*	TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN	NET INCOME (THOUSANDS)	ADJUSTED EBITDA (THOUSANDS)
2025	$2,089,325	$2,359,464	$162.93	$232.80	$16,837	$91,109
2024	$1,124,383	$893,513	$116.71	$213.98	$18,958	$82,459
2023	$821,784	$790,269	$94.31	$171.91	($17,453)	$65,800
2022	$748,334	$473,252	$63.52	$126.97	$6,499	$58,150
2021	$1,006,564	$973,205	$95.75	$112.70	$3,860	$62,976

*	The non-PEO named executive officers for each year were:

2025	2024	2023	2022	2021
E. Prajzner	E. Prajzner	E. Prajzner	E. Prajzner	E. Prajzner
M. Stamatakis	G. D’Alterio	M. Keefe	M. Keefe	M. Keefe
G. D’Alterio	H. Hammad	M. Lange	M. Lange	M. Lange
H. Hammad	J. Smith	J. Smith	S. Vahaviolos	S. Vahaviolos
			J. Wolk	J. Wolk

Reconciliations of summary compensation table pay to compensation actually paid:

PEO - SHUMAN
2025
Summary compensation table total	$3,581,697
Less Stock awards in summary compensation table	($2,133,224)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$1,596,304
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	—
Plus awards that are granted and vested during the year, the fair value as of the vesting date	—
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	—
Less the fair value at the end of the prior year of awards that were forfeited in the year	—
Plus the value of dividends paid on awards during the year and prior to vesting that were not otherwise included in total compensation for the year	—
Compensation actually paid	$3,044,777

NON-PEO NAMED EXECUTIVE OFFICER Average
2025
Summary compensation table total	$2,089,325
Less Stock awards in summary compensation table	($1,238,648)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$1,022,493
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	$401,343
Plus awards that are granted and vested during the year, the fair value as of the vesting date	—
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	$84,951
Less the fair value at the end of the prior year of awards that were forfeited in the year	—
Plus the value of dividends paid on awards during the year and prior to vesting that were not otherwise included in total compensation for the year	—
Compensation actually paid	$2,359,464

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
*	The non-PEO named executive officers for each year were:

2025	2024	2023	2022	2021
E. Prajzner	E. Prajzner	E. Prajzner	E. Prajzner	E. Prajzner
M. Stamatakis	G. D’Alterio	M. Keefe	M. Keefe	M. Keefe
G. D’Alterio	H. Hammad	M. Lange	M. Lange	M. Lange
H. Hammad	J. Smith	J. Smith	S. Vahaviolos	S. Vahaviolos
			J. Wolk	J. Wolk

Peer Group Issuers, Footnote
Peer Group
The following is the peer groups used to determine peer group total shareholder return in this section. This is the same peer group used by the Compensation Committee to evaluate the competitiveness of our compensation, as discussed above in the Compensation Discussion and Analysis.
2025 - 2022
Archrock, Inc.
CECO Environmental Corp
Columbus McKinnon Corporation
CIRCOR International, Inc.
DMC Global Inc.
DXP Enterprises, Inc.
Enerpac Tool Group Corp
Forum Energy Technologies, Inc.
Helix Energy Solutions Group, Inc
Matrix Service Company
MYR Group Inc.
Oceaneering International, Inc.
Oil States International, Inc.
The Hackett Group, Inc.

Adjustment To PEO Compensation, Footnote
Reconciliations of summary compensation table pay to compensation actually paid:

PEO - SHUMAN
2025
Summary compensation table total	$3,581,697
Less Stock awards in summary compensation table	($2,133,224)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$1,596,304
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	—
Plus awards that are granted and vested during the year, the fair value as of the vesting date	—
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	—
Less the fair value at the end of the prior year of awards that were forfeited in the year	—
Plus the value of dividends paid on awards during the year and prior to vesting that were not otherwise included in total compensation for the year	—
Compensation actually paid	$3,044,777

Non-PEO NEO Average Total Compensation Amount			$ 2,089,325	$ 1,124,383	$ 821,784	$ 748,334	$ 1,006,564
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,359,464	893,513	790,269	473,252	973,205
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliations of summary compensation table pay to compensation actually paid:

NON-PEO NAMED EXECUTIVE OFFICER Average
2025
Summary compensation table total	$2,089,325
Less Stock awards in summary compensation table	($1,238,648)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$1,022,493
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	$401,343
Plus awards that are granted and vested during the year, the fair value as of the vesting date	—
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	$84,951
Less the fair value at the end of the prior year of awards that were forfeited in the year	—
Plus the value of dividends paid on awards during the year and prior to vesting that were not otherwise included in total compensation for the year	—
Compensation actually paid	$2,359,464

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship over the past five years between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) the cumulative total shareholder return of our stock and the cumulative shareholder return of the peer group:

Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship over the past five years between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) our net income:

Compensation Actually Paid vs. Company Selected Measure
The following graph illustrates the relationship over the past five years between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) our Adjusted EBITDA:

Total Shareholder Return Vs Peer Group
The following graph illustrates the relationship over the past five years between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) the cumulative total shareholder return of our stock and the cumulative shareholder return of the peer group:

Tabular List, Table
Key Financial Measures related to Pay versus Performance
The following are the most important financial performance measures used by the Compensation Committee to link compensation actually paid to the named executive officers for the most recently completed fiscal year to company performance.
Adjusted EBITDA
Free Cash Flow
Revenue
Adjusted EBITDA and Free Cash Flow are non-GAAP financial measures and are defined on page 42 of the Compensation Discussion and Analysis section of this Proxy Statement. Exhibit B contains a table reconciling these non-GAAP financial measurements to the most comparable financial measure under GAAP for 2025.

Total Shareholder Return Amount			$ 162.93	116.71	94.31	63.52	95.75
Peer Group Total Shareholder Return Amount			232.8	213.98	171.91	126.97	112.7
Net Income (Loss)			$ 16,837,000	$ 18,958,000	$ (17,453,000)	$ 6,499,000	$ 3,860,000
Company Selected Measure Amount			91,109,000	82,459,000	65,800,000	58,150,000	62,976,000
PEO Name	STAMATAKIS	BERTOLOTTI	SHUMAN	STAMATAKIS		BERTOLOTTI	BERTOLOTTI
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
Adjusted EBITDA and Free Cash Flow are non-GAAP financial measures and are defined on page 42 of the Compensation Discussion and Analysis section of this Proxy Statement. Exhibit B contains a table reconciling these non-GAAP financial measurements to the most comparable financial measure under GAAP for 2025.

Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Non-GAAP Measure Description
Adjusted EBITDA and Free Cash Flow are non-GAAP financial measures and are defined on page 42 of the Compensation Discussion and Analysis section of this Proxy Statement. Exhibit B contains a table reconciling these non-GAAP financial measurements to the most comparable financial measure under GAAP for 2025.

Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Ms. Shuman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,581,697
PEO Actually Paid Compensation Amount			3,044,777
Mr. Stamatakis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,870,372	$ 1,362,912
PEO Actually Paid Compensation Amount				$ 1,962,872	1,362,912
Mr. Bertolotti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,849,121	$ 2,062,234	$ 2,527,461
PEO Actually Paid Compensation Amount					$ 3,132,350	$ 532,393	$ 2,347,163
PEO | Ms. Shuman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,133,224)
PEO | Ms. Shuman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,596,304
PEO | Ms. Shuman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Shuman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Shuman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Shuman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Shuman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,238,648)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,022,493
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			401,343
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			84,951
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0